Acquisitions And Investments	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

3. Investments

In December 2010, the Company announced a renal pharmaceutical joint venture between the Company and Galenica, Ltd., VFMCRP, to develop and distribute products to treat iron deficiency anemia and bone mineral metabolism for pre-dialysis and dialysis patients. Closing in the U.S. occurred at the end of 2010. In the fourth quarter of 2011, VFMCRP received approval from the responsible European Union antitrust commission and formal closing occurred on November 1, 2011. After closing in the European Union, VFMCRP now operates worldwide, except for in Turkey and Ukraine, where antitrust approval has not yet been granted. This investment is located in the line item “Investment in equity method investees” in the balance sheet and any related income is located in the line item “Income from equity method investees” in the income statement. For information on pending payments of the purchase consideration, see Note 11.